Significant accounting policies - Calculation of diluted earnings per ordinary share based on treasury stock method (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Net income attributable to Himax Technologies, Inc. stockholders	$ 236,982	$ 436,896	$ 47,134
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding	349,448	349,228	345,708
Unvested RSUs	187	505	0
Employee stock options	0	0	1,058
Adjusted weighted average number of ordinary shares outstanding	349,635	349,733	346,766
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$ 0.68	$ 1.25	$ 0.14
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders	$ 1.36	$ 2.50	$ 0.27
Weighted Average Basic Number of ADS Equivalent Outstanding	174,724	174,614	172,854
Weighted Average Diluted Number of ADS Equivalent Outstanding	174,817	174,867	173,383